Offerings - Offering: 1	Aug. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.25 par value per share Class B Common Stock, $0.25 par value per share
Amount Registered | shares	300,000
Proposed Maximum Offering Price per Unit	165.935
Maximum Aggregate Offering Price	$ 49,780,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,874.69
Offering Note	(1) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), the registration statement on Form S-8 (the "Registration Statement") to which this exhibit relates shall also cover any additional shares of the common stock of Seneca Foods Corporation (the "Corporation") that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction that results in an increase in the number of outstanding shares of the Corporation's common stock. (2) The Seneca Foods Corporation 2026 Equity Incentive Plan provides that awards may be made in Class A Common Stock or Class B Common Stock, or a combination of those classes of common stock. (3) Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act and calculated in accordance with Rules 457(c) and 457(h) promulgated thereunder. The aggregate offering price is the average of the high and low prices of the Corporation's Class A Common Stock as reported on the Nasdaq Stock Market on July 31, 2026.